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               [Transamerica Life Insurance Company Letterhead]



May 6, 2002



VIA EDGAR TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  Principal-Plus Variable Annuity
     Separate Account VA I
     Transamerica Life Insurance Company
     File No. 333-46594

Commissioners:

On behalf of the above-captioned registrant, I hereby certify, pursuant to Rule 497(j) of the Securities Act of 1933, that the form of the prospectus and statement of additional information dated May 1, 2002, that would have been filed under paragraph (c) of Rule 497 does not differ from those contained in the most recently filed amendment to the above-captioned registration statement. The text of the registrant's most recent pre-effective amendment was filed electronically via EDGAR.

If you have any questions regarding this certification, please call the undersigned at (319) 297-8121.

Sincerely,

/s/ Frank A. Camp

Frank A. Camp
Division General Counsel
Financial Markets Division


cc:  Frederick R. Bellamy, Esq.